Vessels, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
VESSELS, NET

NOTE 7: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Additions	—	(57,617)	(57,617)
Disposals (including vessels held for sale)	(85,319)	8,224	(77,095)
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions	234,000	(56,052)	177,948
Disposals	(51,739)	7,353	(44,386)
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605

Disposal of vessels

2018

On March 29, 2018, Navios Acquisition sold all the shares of the vessel-owning subsidiary of the Nave Galactic, a 2009-built VLCC vessel of 297,168 dwt to Navios Midstream for a sale price of $44,500, which was paid as of March 31, 2018. The gain on sale of the vessel, upon write-off of the unamortized dry-docking of $465 and working capital items of $376 (including costs of $200), was $25.

2016

On January 27, 2016, Navios Acquisition sold the Nave Lucida to an unaffiliated third party for net cash proceeds of $18,449. The gain on sale of the vessel, upon write-off of the unamortizeddry-docking, was $2,282.

On October 4, 2016, Navios Acquisition sold the Nave Universe to an unaffiliated third party for net cash proceeds of $35,768 and prepaid $16,372 being the respective tranche of the HSH Nordbank AG facility that was drawn to finance its acquisition. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,847.

On November 15, 2016, Navios Acquisition sold the Nave Constellation to an unaffiliated third party for net cash proceeds of $35,771 and prepaid $16,372 being the respective tranche of the HSH Nordbank AG facility that was drawn to finance its acquisition. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,620.